Columbia Retirement Plus 2010 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2010 Fund (2010 Fund)
INVESTMENT OBJECTIVE
The 2010 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2010 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2010 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			1.27%	1.27%	1.27%
Acquired fund fees and expenses			0.70%	0.70%	0.70%
Total annual fund operating expenses			2.22%	2.97%	2.47%
Less: Fee waiver/expense reimbursement	[2]		(1.13%)	(1.13%)	(1.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.09%	1.84%	1.34%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2010 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	680	1,127	1,600	2,904
Class C	Class C (if shares are redeemed)	287	813	1,464	3,214
Class R	Class R (whether or not shares are redeemed)	136	662	1,215	2,726

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2010 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	187	813	1,464	3,214

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current allocation, by actively managing the Fund’s assets during the retirement years (the years after retirement). The Fund is managed for investors planning to retire around 2010, who have retired or who seek to withdraw portions of their investments.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is approximately 38% of its assets in equities, with the equity allocation being reduced gradually, reaching approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2010 Fund	23-53%	47-77%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2010 Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +11.73% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -13.45% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +3.53% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2010 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2010 Fund:	Class A — before taxes		4.19%	1.39%	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2010 Fund:	Class R — before taxes		10.28%	0.23%	Dec. 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2010 Fund:	Class A — after taxes on distributions		3.37%	(0.04%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2010 Fund:	Class A — after taxes on distributions and redemption of fund shares		2.81%	0.43%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec. 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec. 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec. 11, 2006
Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	10.73%
Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					4.31%	May 18, 2006
Blended 2010 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					2.65%	Dec. 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2015 Fund (2015 Fund)
INVESTMENT OBJECTIVE
The 2015 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2015 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2015 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.54%	0.54%	0.54%
Acquired fund fees and expenses			0.72%	0.72%	0.72%
Total annual fund operating expenses			1.51%	2.26%	1.76%
Less: Fee waiver/expense reimbursement	[2]		(0.40%)	(0.40%)	(0.40%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.11%	1.86%	1.36%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2015 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	682	988	1,317	2,246
Class C	Class C (if shares are redeemed)	289	668	1,175	2,569
Class R	Class R (whether or not shares are redeemed)	138	516	918	2,045

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2015 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	189	668	1,175	2,569

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2015. For example, the 2015 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2015.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 48% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2015 Fund	33-63%	37-67%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2015 Fund intends to invest its assets in equity, fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +12.92% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -15.71% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +3.87% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2015 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2015 Fund:	Class A — before taxes		4.82%	0.72%	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2015 Fund:	Class R — before taxes		10.86%	(0.77%)	Dec. 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2015 Fund:	Class A — after taxes on distributions		4.14%	(0.44%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2015 Fund:	Class A — after taxes on distributions and redemption of fund shares		3.25%	0.04%	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec. 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec. 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec. 11, 2006
Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	11.49%
Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.86%	May 18, 2006
Blended 2015 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.99%	Dec. 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2020 Fund (2020 Fund)
INVESTMENT OBJECTIVE
The 2020 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2020 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2020 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.51%	0.51%	0.51%
Acquired fund fees and expenses			0.74%	0.74%	0.74%
Total annual fund operating expenses			1.50%	2.25%	1.75%
Less: Fee waiver/expense reimbursement	[2]		(0.37%)	(0.37%)	(0.37%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.13%	1.88%	1.38%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2020 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	684	988	1,314	2,238
Class C	Class C (if shares are redeemed)	291	668	1,172	2,561
Class R	Class R (whether or not shares are redeemed)	140	515	915	2,037

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2020 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	191	668	1,172	2,561

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2020. For example, the 2020 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2020.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 54% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2020 Fund	39-69%	31-61%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2020 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +13.49% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -17.28% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.29% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2020 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2020 Fund:	Class A — before taxes		5.64%	0.10%	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2020 Fund:	Class R — before taxes		11.65%	(1.56%)	Dec. 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2020 Fund:	Class A — after taxes on distributions		5.06%	(1.12%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2020 Fund:	Class A — after taxes on distributions and redemption of fund shares		3.79%	(0.50%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec. 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec. 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec. 11, 2006
Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	12.33%
Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.41%	May 18, 2006
Blended 2020 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.31%	Dec. 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2025 Fund (2025 Fund)
INVESTMENT OBJECTIVE
The 2025 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2025 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2025 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.43%	0.43%	0.43%
Acquired fund fees and expenses			0.76%	0.76%	0.76%
Total annual fund operating expenses			1.44%	2.19%	1.69%
Less: Fee waiver/expense reimbursement	[2]		(0.29%)	(0.29%)	(0.29%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.15%	1.90%	1.40%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2025 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	685	978	1,292	2,181
Class C	Class C (if shares are redeemed)	293	658	1,149	2,506
Class R	Class R (whether or not shares are redeemed)	143	505	892	1,979

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2025 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	193	658	1,149	2,506

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2025. For example, the 2025 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2025.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 59% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range – Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2025 Fund	44-74%	26-56%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks Of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2025 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.09% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.19% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.86% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2025 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2025 Fund:	Class A — before taxes		6.26%	(0.42%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2025 Fund:	Class R — before taxes		12.29%	(2.08%)	Dec. 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2025 Fund:	Class A — after taxes on distributions		5.73%	(1.41%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2025 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.24%	(0.80%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec. 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec. 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec. 11, 2006
Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.12%
Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.13%	May 18, 2006
Blended 2025 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					0.95%	Dec. 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2030 Fund (2030 Fund)
INVESTMENT OBJECTIVE
The 2030 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2030 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2030 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.45%	0.45%	0.45%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.47%	2.22%	1.72%
Less: Fee waiver/expense reimbursement	[2]		(0.31%)	(0.31%)	(0.31%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.16%	1.91%	1.41%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2030 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	686	985	1,305	2,211
Class C	Class C (if shares are redeemed)	294	665	1,163	2,535
Class R	Class R (whether or not shares are redeemed)	144	512	905	2,010

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2030 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	194	665	1,163	2,535

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2030. For example, the 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 64% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2030 Fund	49-79%	21-51%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2030 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.20% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.29% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.82% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2030 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2030 Fund:	Class A — before taxes		6.32%	(0.29%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2030 Fund:	Class R — before taxes		12.35%	(2.04%)	Dec. 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2030 Fund:	Class A — after taxes on distributions		5.89%	(1.27%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2030 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.24%	(0.69%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec. 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec. 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec. 11, 2006
Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%
Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.18%	May 18, 2006
Blended 2030 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.00%	Dec. 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2035 Fund (2035 Fund)
INVESTMENT OBJECTIVE
The 2035 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2035 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2035 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.57%	0.57%	0.57%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.59%	2.34%	1.84%
Less: Fee waiver/expense reimbursement	[2]		(0.43%)	(0.43%)	(0.43%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.16%	1.91%	1.41%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2035 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	686	1,009	1,354	2,326
Class C	Class C (if shares are redeemed)	294	690	1,212	2,648
Class R	Class R (whether or not shares are redeemed)	144	537	957	2,129

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2035 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	194	690	1,212	2,648

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2035. For example, the 2035 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2035.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 69% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2035 Fund	54-84%	16-46%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2035 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.02% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.20% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +4.88% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2035 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2035 Fund:	Class A — before taxes		6.49%	(0.45%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2035 Fund:	Class R — before taxes		12.54%	(2.04%)	Dec. 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2035 Fund:	Class A — after taxes on distributions		6.02%	(1.45%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2035 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.37%	(0.83%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec. 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec. 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec. 11, 2006
Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%
Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.18%	May 18, 2006
Blended 2035 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.00%	Dec. 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares
Summary of Columbia Retirement Plus 2040 Fund (2040 Fund)
INVESTMENT OBJECTIVE
The 2040 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2040 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2040 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.75%	0.75%	0.75%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.77%	2.52%	2.02%
Less: Fee waiver/expense reimbursement	[2]		(0.61%)	(0.61%)	(0.61%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.16%	1.91%	1.41%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C and 0.64% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2040 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	686	1,045	1,426	2,497
Class C	Class C (if shares are redeemed)	294	727	1,287	2,814
Class R	Class R (whether or not shares are redeemed)	144	575	1,033	2,305

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2040 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	194	727	1,287	2,814

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2040. For example, the 2040 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2040.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 74% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2040 Fund	59-89%	11-41%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2040 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.15% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.17% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +5.02% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2040 Fund Class A, C and R Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2040 Fund:	Class A — before taxes		6.41%	(0.28%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2040 Fund:	Class R — before taxes		12.53%	(1.98%)	Dec. 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2040 Fund:	Class A — after taxes on distributions		5.98%	(1.51%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2040 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.31%	(0.80%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R Since inception, 2006-12-11					(0.21%)	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R Since inception, 2006-12-11					5.95%	Dec. 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R Since inception, 2006-12-11					(1.79%)	Dec. 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R Since inception, 2006-12-11					1.77%	Dec. 11, 2006
Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%
Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.18%	May 18, 2006
Blended 2040 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R Since inception, 2006-12-11					1.00%	Dec. 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares
Summary of Columbia Retirement Plus 2045 Fund (2045 Fund)
INVESTMENT OBJECTIVE
The 2045 Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares	Class A	Class C	Class R	Class R4
Shareholder Fees Column [Text]	Class A	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none	none

Annual Fund Operating Expenses Columbia Retirement Plus 2045 Fund		Class A, C, R and R4 Shares	Class A, C, R and R4 Shares Class A	Class A, C, R and R4 Shares Class C	Class A, C, R and R4 Shares Class R	Class A, C, R and R4 Shares Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%	none
Other expenses			0.84%	0.84%	0.84%	1.09%
Acquired fund fees and expenses			0.78%	0.78%	0.78%	0.78%
Total annual fund operating expenses			1.87%	2.62%	2.12%	1.87%
Less: Fee waiver/expense reimbursement	[2]		(0.70%)	(0.70%)	(0.70%)	(0.77%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.17%	1.92%	1.42%	1.10%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.39% for Class A, 1.14% for Class C, 0.64% for Class R and 0.32% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	687	1,065	1,468	2,591
Class C	Class C (if shares are redeemed)	295	748	1,329	2,906
Class R	Class R (whether or not shares are redeemed)	145	597	1,076	2,402
Class R4	Class R4 (whether or not shares are redeemed)	112	513	941	2,133

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares Class C	Class C (if shares are not redeemed)	195	748	1,329	2,906

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high total return through a combination of current income and capital appreciation, consistent with its current asset allocation, by actively managing the Fund’s assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund’s target year, which is 2045. For example, the 2045 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2045.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. As a general matter, the neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 79% of its assets in equities, with the equity allocation being reduced gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time — “Glide Path”

Years to Retirement	Large Cap Equity	Small/Mid Cap Equity	International Equity	REITS	Treasuries/TIPS	Investment Grade Bonds	High Yield Bonds	Global Bonds	Emerging Market Bonds	Convertibles	Alternatives/Other	Cash
35	36	20	20	4	1	3	2	1	1	2	8	2
34	35.5	19.75	19.75	4	1.1	3.36	2.24	1.1	1	2	8	2.2
33	35	19.5	19.5	4	1.2	3.73	2.47	1.2	1	2	8	2.4
32	34.5	19.25	19.25	4	1.3	4.09	2.71	1.3	1	2	8	2.6
31	34	19	19	4	1.4	4.46	2.95	1.4	1	2	8	2.8
30	33.5	18.75	18.75	4	1.5	4.82	3.18	1.5	1	2	8	3
29	33	18.5	18.5	4	1.6	5.28	3.32	1.6	1	2	8	3.2
28	32.5	18.25	18.25	4	1.7	5.75	3.45	1.7	1	2	8	3.4
27	32	18	18	4	1.8	6.21	3.59	1.8	1	2	8	3.6
26	31.5	17.75	17.75	4	1.9	6.68	3.73	1.9	1	2	8	3.8
25	31	17.5	17.5	4	2	7.14	3.86	2	1	2	8	4
24	30.7	17.25	17.25	3.8	2.14	7.72	4	2.1	1	2.1	7.7	4.24
23	30.4	17	17	3.6	2.28	8.3	4.14	2.2	1	2.2	7.4	4.48
22	30.1	16.75	16.75	3.4	2.42	8.89	4.27	2.3	1	2.3	7.1	4.72
21	29.8	16.5	16.5	3.2	2.56	9.47	4.41	2.4	1	2.4	6.8	4.96
20	29.5	16.25	16.25	3	2.7	10.05	4.55	2.5	1	2.5	6.5	5.2
19	29	16	16	3	2.91	10.54	4.68	2.5	1	2.5	6.45	5.41
18	28.5	15.75	15.75	3	3.12	11.04	4.82	2.5	1	2.5	6.4	5.62
17	28	15.5	15.5	3	3.33	11.53	4.95	2.5	1	2.5	6.35	5.83
16	27.5	15.25	15.25	3	3.54	12.03	5.09	2.5	1	2.5	6.3	6.04
15	27	15	15	3	3.75	12.52	5.23	2.5	1	2.5	6.25	6.25
14	26.5	14.75	14.75	3	4	13.13	5.36	2.5	1	2.5	6	6.5
13	26	14.5	14.5	3	4.25	13.75	5.5	2.5	1	2.5	5.75	6.75
12	25.5	14.25	14.25	3	4.5	14.36	5.64	2.5	1	2.5	5.5	7
11	25	14	14	3	4.75	14.98	5.77	2.5	1	2.5	5.25	7.25
10	24.5	13.75	13.75	3	5	15.59	5.91	2.5	1	2.5	5	7.5
9	24.2	13.5	13.5	2.8	5.12	16.11	6.05	2.6	1	2.6	4.8	7.72
8	23.9	13.25	13.25	2.6	5.24	16.64	6.18	2.7	1	2.7	4.6	7.94
7	23.6	13	13	2.4	5.36	17.16	6.32	2.8	1	2.8	4.4	8.16
6	23.3	12.75	12.75	2.2	5.48	17.69	6.45	2.9	1	2.9	4.2	8.38
5	23	12.5	12.5	2	5.6	18.21	6.59	3	1	3	4	8.6
4	22	12	12	2	6.02	19.53	6.73	3	0.8	3	3.9	9.02
3	21	11.5	11.5	2	6.44	20.86	6.86	3	0.6	3	3.8	9.44
2	20	11	11	2	6.86	22.18	7	3	0.4	3	3.7	9.86
1	19	10.5	10.5	2	7.28	23.51	7.14	3	0.2	3	3.6	10.28
0	18	10	10	2	7.7	24.83	7.27	3	0	3	3.5	10.7
-1	17.2	9.5	9.5	1.8	8.12	25.95	7.41	3	0	3	3.4	11.12
-2	16.4	9	9	1.6	8.54	27.08	7.55	3	0	3	3.3	11.54
-3	15.6	8.5	8.5	1.4	8.96	28.2	7.68	3	0	3	3.2	11.96
-4	14.8	8	8	1.2	9.38	29.33	7.82	3	0	3	3.1	12.38
-5	14	7.5	7.5	1	9.8	30.45	7.95	3	0	3	3	12.8
-6	13	7	7	1	10.12	31.17	8.09	3.1	0	3.4	2.9	13.22
-7	12	6.5	6.5	1	10.44	31.89	8.23	3.2	0	3.8	2.8	13.64
-8	11	6	6	1	10.76	32.62	8.36	3.3	0	4.2	2.7	14.06
-9	10	5.5	5.5	1	11.08	33.34	8.5	3.4	0	4.6	2.6	14.48
-10	9	5	5	1	11.4	34.06	8.64	3.5	0	5	2.5	14.9
-11	8.2	4.5	4.5	0.8	11.82	35.38	8.77	3.5	0	4.8	2.4	15.32
-12	7.4	4	4	0.6	12.24	36.71	8.91	3.5	0	4.6	2.3	15.74
-13	6.6	3.5	3.5	0.4	12.66	38.03	9.05	3.5	0	4.4	2.2	16.16
-14	5.8	3	3	0.2	13.08	39.36	9.18	3.5	0	4.2	2.1	16.58
-15	5	2.5	2.5	0	13.5	40.68	9.32	3.5	0	4	2	17
-16	4	2	2	0	14	41.94	9.45	3.6	0	3.8	1.6	17.6
-17	3	1.5	1.5	0	14.5	43.21	9.59	3.7	0	3.6	1.2	18.2
-18	2	1	1	0	15	44.47	9.73	3.8	0	3.4	0.8	18.8
-19	1	0.5	0.5	0	15.5	45.74	9.86	3.9	0	3.2	0.4	19.4
-20	0	0	0	0	16	47	10	4	0	3	0	20

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and Real Estate Investment Trusts (REITS). Other investment categories include alternative investments and convertibles.

The investment manager may choose to modify the Fund’s neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Fund’s Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and Alternative
Fund	Equity	Investment Strategies
2045 Fund	64-94%	6-36%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Retirement Goal Risk. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund’s investment approach (regardless of the investor’s target retirement date).

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2045 Fund intends to invest a significant portion of its assets in equity asset classes and a portion fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of these principal risks is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index. Class C shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +14.15% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -18.40% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +5.02% at March 31, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception date
before taxes Class A	Columbia Retirement Plus 2045 Fund:	Class A — before taxes		6.66%	(0.36%)	May 18, 2006
before taxes Class R	Columbia Retirement Plus 2045 Fund:	Class R — before taxes		12.57%	(2.04%)	Dec. 11, 2006
before taxes Class R4	Columbia Retirement Plus 2045 Fund:	Class R4 — before taxes		13.25%	(1.53%)	Dec. 11, 2006
after taxes on distributions Class A	Columbia Retirement Plus 2045 Fund:	Class A — after taxes on distributions		6.24%	(1.45%)	May 18, 2006
after taxes on distributions and redemption of fund shares Class A	Columbia Retirement Plus 2045 Fund:	Class A — after taxes on distributions and redemption of fund shares		4.47%	(0.82%)	May 18, 2006
Russell 3000 Index (Russell 3000)		Russell 3000® Index (Russell 3000)	(reflects no deduction for fees, expenses or taxes)	16.93%
Russell 3000 Index (Russell 3000) Class A Since inception, 2006-05-18					2.45%	May 18, 2006
Russell 3000 Index (Russell 3000) Class R & R4 Since inception, 2006-12-11					(0.21%)	Dec. 11, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)		Barclays Capital U.S. Aggregate Bond Index (Barclays Capital)	(reflects no deduction for fees, expenses or taxes)	6.54%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class A Since inception, 2006-05-18					6.47%	May 18, 2006
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) Class R & R4 Since inception, 2006-12-11					5.95%	Dec. 11, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE)		Morgan Stanley Capital International EAFE Index (MSCI EAFE)	(reflects no deduction for fees, expenses or taxes)	8.21%
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class A Since inception, 2006-05-18					0.73%	May 18, 2006
Morgan Stanley Capital International EAFE Index (MSCI EAFE) Class R & R4 Since inception, 2006-12-11					(1.79%)	Dec. 11, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)		Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)	(reflects no deduction for fees, expenses or taxes)	0.13%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class A Since inception, 2006-05-18					2.18%	May 18, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) Class R & R4 Since inception, 2006-12-11					1.77%	Dec. 11, 2006
Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)		Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup)	(reflects no deduction for fees, expenses or taxes)	13.35%
Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class A Since inception, 2006-05-18					3.18%	May 18, 2006
Blended 2045 Composite Index (consists of Russell 3000, Barclays Capital, MSCI EAFE and Citigroup) Class R & R4 Since inception, 2006-12-11					1.00%	Dec. 11, 2006

The Russell 3000® Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation.